Share warrant obligation - Additional Information (Details)	Jun. 30, 2024 D $ / shares
Minimum
Share warrant obligation
Share Price | $ / shares	$ 180.00
Number of Trading days	20
Maximum
Share warrant obligation
Number of Trading days	30